Finance costs/ income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance costs
Interest and similar expenses	€ 549	€ 62	€ 23
Other finance income/(costs)	(5)
Fair value loss on short-term investments		900
Finance costs	544	962	23
Finance income
Foreign exchange variances	51	1,379	2,392
Fair value gain on short-term investments			47
Other finance income			274
Finance income	€ 51	€ 1,379	€ 2,713